UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F HR A
FORM 13F HR A COVER PAGE

REPORT FOR THE QUARTER ENDED MARCH 31, 2010
RESTATEMENT AMENDMENT SUBMISSION OF 13F HOLDINGS REPORT
BY PACWEST FINANCIAL MANAGEMENT INC.
1643 E. BETHANY HOME RD.
PHOENIX, ARIZONA 85016

THE INSTITUTIONAL MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED
HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT,
THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT
IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES,
ARE CONSIDERED INTEGRAL PARTS OF THIS SUBMISSION.

ELLIOT KAUFFMAN
CHIEF COMPLIANCE OFFICER
602-997-8882
PHOENIX, ARIZONA
March 31, 2010

FORM 13F HR A SUMMARY PAGE
REPORT SUMMARY
NO OTHER MANAGERS
FORM 13F INFORMATION TABLE ENTRY TOTAL: 87
FORM 13F INFORMATION TABLE VALUE TOTAL: $97,352,129.46

     FORM 13F-HR/A INFORMATION TABLE
     NAME OF ISSUER TITLE OF CLASS CUSIP VALUE SHARES   SH/    INVSTMT  OTHER    VOTING AUTHORITY
                       (X$1000)     PRN AMT     PRN    DSCRETN  MANAGERS   SOLE                 NONE
AAPL Apple Computer Inc                       COM               037833 10 0          516       2,195        2,195
ACAS American Capital Ltd                     COM               02503Y 10 3          244      48,016       48,016
ACN  Accenture Ltd Cl A                       SHS CL A          G1150G 11 1        1,334      31,790       31,790
APH  Amphenol Corp       Cl A                 CL A              032095 10 1        1,414      33,515       33,515
AXP  American Express Company                 COM               025816 10 9        1,164      28,210       28,210
BHP  BHP Billiton Ltd.                        COM               088606 10 8        1,804      22,460       22,460
BP   Bp Amoco Plc Adr                         COM               055622 10 4          393       6,880        6,880
BRKB Berkshire Hathaway Cl B                  CL B              084670 20 7        3,812      46,900       46,900
CBG  C B Richard Ellis Group                  CL A              12497T 10 1          271      17,110       17,110
CDVT Card Activation Tech                     EQ                14139L 10 8           11     110,000      110,000
CHD  Church & Dwight Inc                      COM               171340 10 2          539       8,050        8,050
CHK  Chesapeake Energy Corp                   COM               165167 10 7          212       8,950        8,950
CL   Colgate Palmolive                        COM               194162 10 3          424       4,975        4,975
COP  Conocophillips                           COM               20825C 10 4        1,093      21,356       21,356
COST Costco Companies Inc                     COM               22160Q AC 6          595       9,961        9,961
CSCO Cisco Systems Inc                        COM               17275R 10 2        1,783      68,490       68,490
CVD  Covance                                  COM               222816 10 0          885      14,420       14,420
CVS  C V S Corp Del                           COM               126650 10 0        1,488      40,712       40,712
CVX  Chevron-Texaco Corp                      COM               166764 10 0        1,063      14,014       14,014
DVN  Devon Energy Corp New                    COM               25179M 10 3          792      12,295       12,295
EEM  Ishares Tr Msci Emerging Mkts            MSCI EMERG MKT    464287 23 4        1,831      44,270       44,270
EFA  Ishares Tr  MSCI EAFE Index Fu           MSCI EAFE IDX     464287 46 5          246       4,953        4,953
EMR  Emerson Electric Co                      COM               291011 10 4        1,172      23,280       23,280
EWC  Ishares Inc Msci    Canada Ind           COM               464286 50 9        2,049      73,415       73,415
EXPD Expeditors Intl Wash                     COM               302130 10 9          598      16,200       16,200
FAST Fastenal Co                              COM               311900 10 4        1,291      26,900       26,900
FPL  F P L Group Incorporated                 COM               302571 10 4          328       6,795        6,795
FXI  Ishares Tr China 25                      COM               464287 18 4        1,751      42,245       42,245
GD   General Dynamics Corp                    COM               369550 10 8        1,070      13,855       13,855
GE   General Electric Company                 COM               369604 10 3          879      48,324       48,324
GME  Gamestop Corp New Cl A                   COM               36467W 10 9          299      13,635       13,635
GS   Goldman Sachs Group Inc                  COM               38141G 10 4        1,459       8,548        8,548
IBM  Intl Business Machines                   COM               459200 10 1        2,316      18,061       18,061
IDXX Idexx Labs Corp                          COM               45168D 10 4          958      16,650       16,650
IEI  iShares 3-7 Yr Treasuries                BARCLYS 3-7 YR    464288 66 1        1,001       9,003        9,003
IJR  Ishares Tr S&P Smallcap                  S&P SMLCAP 600    464287 80 4        1,782      29,981       29,981
ILF  Ishares S&P Latin Amer 40                S&P LTN AM 40     464287 39 0        1,871      38,760       38,760
INTC Intel Corp                               COM               458140 10 0        1,980      88,825       88,825
ITW  Illinois Tool Works Inc                  COM               452308 10 9        1,015      21,437       21,437
IVV  Ishares TRUST S&P                        S&P 500 INDEX     464287 20 0          488       4,155        4,155
JCI  Johnson Controls Inc                     COM               478366 10 7          983      29,810       29,810
JEC  Jacobs Engineering Group                 COM               469814 10 7        1,233      27,275       27,275
JNJ  Johnson & Johnson                        COM               478160 10 4        2,643      40,538       40,538
KMX  Carmax Inc                               COM               143130 10 2          445      17,700       17,700
LUK  Leucadia National Corp                   COM               527288 10 4          630      25,400      25,400
MCD  Mc Donalds Corp                          COM               580135 10 1        1,633      24,476      24,476
MCO  Moodys Corp                              COM               615369 10 5          283       9,500       9,500
MDT  Medtronic Inc                            COM               585055 10 6          931      20,680       20,680
MHK  Mohawk Industries Inc                    COM               608190 10 4          882      16,222      16,222
MKL  Markel Corp                              COM               570535 10 4          541       1,445      1,445
MLM  Martin Marietta Matrls                   COM               573284 10 6          807       9,664      9,664
MMM  3M Company                               COM               88579Y 10 1          292       3,500      3,500
MSFT Microsoft Corp                           COM               594918 10 4        1,479      50,512     50,512
MTW  Manitowoc Inc                            COM               563571 10 8          289      22,250       22,250
NE   Noble Drilling Corp                      COM               655044 10 5        1,646      39,370        39,370
NTRS Northern Trust                           COM               665859 10 4          430       7,775       7,775
NUE  Nucor Corp                               COM               670346 10 5          750      16,530       16,530
NVO  Novo-Nordisk A-S Adr                     ADR               670100 20 5        1,222      15,850       15,850
ORCL Oracle Corporation                       COM               68389X 10 5        1,261      49,065       49,065
ORLY O Reilly Automotive Inc                  COM               686091 10 9          442      10,600       10,600
OXY  Occidental Pete Corp                     COM               674599 10 5        1,708      20,205       20,205
PCAR Paccar Inc                               COM               693718 10 8          488      11,250       11,250
PCP  Precision Castparts Corp                 COM               740189 10 5        1,271      10,030       10,030
PEG  Pub Svc Ent Group Inc                    COM               744573 10 6          811      27,475       27,475
PEP  Pepsico Incorporated                     COM               713448 10 8        1,390      21,015      21,015
PFE  Pfizer Incorporated                      COM               717081 10 3        1,190      69,395      69,395
PG   Procter & Gamble Co                      COM               742718 10 9        1,811      28,631      28,631
PX   Praxair Inc                              COM               74005P 10 4          944      11,373      11,373
QCOM Qualcomm Inc                             COM               747525 10 3        1,359      32,397      32,397
RAVN Raven Inds Inc                           COM               754212 10 8          843      28,600      28,600
RIG  Transocean Sedco Forex                   SHS               G90073 10 0        1,223      14,164      14,164
RY   Royal Bank Of Canadacom Npv              COM               780087 10 2        1,273      21,825      21,825
SHY  Ishares 1 - 3 Year US Treasury           BARCLY USAGG B    464287 22 6          877      10,515     10,515
SLB  Schlumberger Ltd                         COM               806857 10 8        1,611      25,384     25,384
SYK  Stryker Corp                             COM               863667 10 1        1,454      25,415     25,415
T    AT&T, Inc.                               COM               00206R 10 2        1,247      48,264     48,264
TEVA Teva Pharm Inds Ltd Adrf                 ADR               881624 20 9        1,486      23,550    23,550
TJX  T J X Cos Inc                            COM               872540 10 9        1,359      31,965    31,965
USB  U S Bancorp Del New                      COM               902973 30 4        1,585      61,234    61,234
UTX  United Technologies Corp                 COM               913017 10 9        2,157      29,306    29,306
VWO  Vanguard Intl Eq Indx Fd                 EMR MKT ETF       922042 85 8          317       7,515      7,515
VZ   Verizon Communications                   COM               92343V 10 4        1,125      36,264     36,264
WAG  Walgreen Company                         COM               931422 10 9          644      17,355    17,355
WFC  Wells Fargo & Co New                     COM               949746 10 1        1,471      47,275    47,275
WFR  Memc Electronics    Materials            COM               552715 10 4          321      20,955    20,955
WLP  Wellpoint Hlth Ntwks New                 COM               94973V 10 7          719      11,170    11,170
WMT  Wal-Mart Stores Inc                      COM               931142 10 3        1,569      28,228    28,228
XOM  Exxon Mobil Corporation                  COM               30231G 10 2        2,052      30,632    30,632

                                                                                  97,352